OPERATING LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
OPERATING LEASES

NOTE 6- OPERATING LEASES

The Company’s leases consist of operating leases for office space in PRC, India, Japan and the United States. The Company determines if an arrangement is a lease at inception. As of December 31, 2021, the Company had no long-term leases that were classified as a financing lease. As of December 31, 2021, the Company did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended December 31, 2021 were $1.4 million, including $0.8 million in cost of net sales and $0.6 million in operating expense in the consolidated statement of comprehensive loss.

As of December 31, 2021, the Company recognized operating lease ROU assets of $4.7 million and total lease liabilities $4.9 million, including a current portion of $1.4 million for operating leases.

	For the year ended December 31, 2021	For the year ended December 31, 2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,581	$1,337
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$4,734	$1,183
Weighted average remaining lease term
Operating leases	4.0 years	1.3 years
Weighted average discount rate
Operating leases	4.45%	4.53%

Maturities of lease liabilities as of December 31, 2021 are as follows:

Amount
(in thousands)
2022	$1,590
2023	1,447
2024	921
2025	921
2026	460
Thereafter	—
Total future lease payments	5,339
Less: Imputed interest	(432)
Total lease liability balance	$4,907